Note 12 - Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	2025	2024
Revenues
ONM Environmental	$5,905	$15,597
BLEST	2,545	3,197
Clyra Medical	—	—
BioLargo Canada	86	72
Intersegment revenue	(771)	(1,087
Total	$7,765	$17,779

Research and development
BioLargo corporate	$(865)	$(1,173
BLEST	(617)	(1,158
Clyra Medical	(1,168)	(827
BETI	(274)	(379
BioLargo Canada	(440)	(432
Intersegment research and development	771	1,087
Total	$(2,593)	$(2,882

Operating income (loss)
BioLargo corporate	$(3,933)	$(4,027
ONM Environmental	(2,317)	5,920
BLEST	(1,091)	(1,453
Clyra Medical	(6,065)	(3,324
BETI	(639)	(642
BEST	(276)	(273
BioLargo Canada	(534)	(532
Total	$(14,855)	$(4,331

Depreciation expense
BioLargo corporate	$(38)	$(42
ONM Environmental	(41)	(33
BLEST	(48)	(71
Clyra Medical	(9)	(9
BETI	(9)	—
Total	$(145)	$(155

Stock option expense
BioLargo corporate	$(1,762)	$(1,535
Clyra Medical	(1,203)	(528
Total	$(2,965)	$(2,063

Interest income (expense)
BioLargo corporate	$10	$(6
ONM Environmental	90	31
Clyra Medical	(499)	(60
BLEST	59	—
BioLargo Canada	—	2
Total	$(340)	$(33

Net income (loss)
BioLargo corporate	$(3,923)	$(4,033
ONM Environmental	(2,227)	5,951
BLEST	(1,032)	(1,356
Clyra Medical	(6,564)	(3,490
BETI	(639)	(642
BEST	(276)	(273
BioLargo Canada	(528)	(504
Consolidated net loss	$(15,189)	$(4,347
As of December 31, 2025	BioLargo	ONM	Clyra	BLEST	BETI	BioLargo Canada	Elimination	Total
Tangible assets	$694	$2,331	$2,650	$1,169	$4	$321	$(224)	$6,945
Operating lease right-of-use	238	—	175	615	—	—	—	1,028
Finance lease right-of-use	—	—	338	—	—	—	—	338
Total	$932	$2,331	$3,163	$1,784	$4	$321	$(224)	$8,311
As of December 31, 2024	BioLargo	ONM	Clyra	BLEST	BETI	BioLargo Canada	Elimination	Total
Tangible assets	$775	$5,879	$1,696	$790	46	$104	$(234)	$9,056
Operating lease right-of-use	333	—	—	659	—	—	—	992
Finance lease right-of-use	—	—	451	—	—	—	—	451
Investment in South Korean joint venture	14	—	—	—	—	—	—	14
Total	$1,122	$5,879	$2,147	$1,449	$46	$104	$(234)	$10,513